Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest Rate Swap and Cross Currency Interest Rate Swap Agreements
The Company’s interest rate swap agreements as at December 31, 2015, were as follows:

Maturity date	Total outstanding principal as at December 31, 2015	Receive rate	Pay rate range
	(In US$ millions)
Expiring in 2016	1,000	3 month LIBOR	2.14%	2.24%
Expiring in 2016	18	6 month LIBOR	3.83%	3.83%
Expiring in 2017	1,406	3 month LIBOR	0.74%	3.8%
Expiring in 2018	1,000	3 month LIBOR	2.83%	3.34%
Expiring in 2019	680	3 month LIBOR	1.11%	1.36%
Expiring in 2020	2,632	3 month LIBOR	1.36%	2.19%
Expiring in 2021 and thereafter	352	3 month LIBOR	1.38%	2.92%
Total	7,088

Schedule of Derivatives, by Variable Interest Entities
Below is a summary of the notional amount, fixed interest rate payable and duration of the outstanding principal as of December 31, 2015.

Variable interest entity	Outstanding principal as at December 31, 2015	Receive rate	Pay rate	Length of contract
	(In US$ millions)
SFL Linus Limited (West Linus)	4.0	1 month LIBOR	2.01%	Mar 2014 - Oct 2018
SFL Linus Limited (West Linus)	4.0	2 month LIBOR	2.01%	Mar 2014 - Nov 2018
SFL Linus Limited (West Linus)	191.9	3 month LIBOR	1.77%	Dec 2013 - Dec 2018

Carrying Value and Estimated at Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company’s financial instruments at December 31, 2015 and December 31, 2014 are as follows:

	December 31, 2015		December 31, 2014
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents	1,044	1,044	831	831
Restricted cash	248	248	449	449
Related party loans receivable - short term	371	371	69	69
Related party loans receivable - long term	464	464	311	311
Liabilities
Current portion of floating rate debt	1,493	1,493	1,928	1,928
Long-term portion of floating rate debt	6,711	6,711	7,713	7,713
Current portion of fixed rate CIRR loans	33	33	39	39
Long term portion of fixed rate CIRR loans	43	43	84	84
Fixed interest bonds - short term	—	—	323	342
Fixed interest bonds - long term	944	1,840	1,545	1,892
Floating interest bonds - long term	283	541	483	622
Related party fixed rate debt - long term	415	415	415	415

Financial Instruments Measured at Fair Value on a Recurring Basis
Financial instruments that are measured at fair value on a recurring basis:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2015	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities - current and non-current assets	324	324	—	—
Interest rate swap contracts – non-current assets	2	—	2	—
Total assets	326	324	2	—

Liabilities:
Interest rate swap contracts – current liabilities	124	—	124	—
Interest rate swap contracts – non-current liabilities	2	—	2	—
Cross currency interest rate swap contracts – current liabilities	291	—	291	—
Other derivative instruments – current liabilities	9	—	9	—
Total liabilities	426	—	426	—

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2014	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities - current and non-current assets	751	751	—	—
Interest rate swap contracts – non-current assets	5	—	5	—
Total assets	756	751	5	—

Liabilities:
Interest rate swap contracts – current liabilities	139	—	139	—
Interest rate swap contracts – non-current liabilities	3	—	3	—
Cross currency interest rate swap contracts – current liabilities	201	—	201	—
Foreign exchange forwards – current liabilities	27	—	27	—
Other derivative instruments – current liabilities	5	—	5	—
Total liabilities	375	—	375	—

Roll Forward of Fair Value Measurements Using Unobservable Inputs (Level 3)
Roll forward of fair value measurements using unobservable inputs (Level 3) relating to the Petromena Bond. Please refer to Note 14 for additional information:

(In US$ millions)
Beginning balance January 1, 2014	4
Beginning balance Realization	6
Beginning balance Proceeds on disposal	(10)
Closing balance December 31, 2014	—

Closing balance December 31, 2015	—

Schedules of Concentration of Risk, by Risk Factor
In the years ended December 31, 2015, 2014 and 2013, the Company had the following customers with contract revenues greater than 10% in any of the years presented:

(US$ millions)	2015	2014	2013
Petroleo Brasileiro S.A ("Petrobras")	19%	20%	16%
Total S.A Group ("Total")	16%	13%	14%
Exxon Mobil Corp ("Exxon")	14%	10%	12%
Statoil ASA ("Statoil")	12%	13%	14%
In the years ended December 31, 2015, 2014 and 2013, the Company had the following customers with contract revenues greater than 10% in any of the years presented:

(US$ millions)	2015	2014	2013
Petroleo Brasileiro S.A ("Petrobras")	19%	20%	16%
Total S.A Group ("Total")	16%	13%	14%
Exxon Mobil Corp ("Exxon")	14%	10%	12%
Statoil ASA ("Statoil")	12%	13%	14%